LEASES - (Lessor) Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 17, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessor, Lease, Description [Line Items]
Fixed portion of the operating lease income		$ 180
Operating lease income			$ 373	$ 251
Cost		92,807	92,337
Accumulated Depreciation		27,318	25,834
Cost for facilities accounted for as operating leases			2,007
Accumulated depreciation for facilities accounted for as operating leases			$ 324
Disposal group, disposed of by sale, not discontinued operations | Northern Courier pipeline
Lessor, Lease, Description [Line Items]
Ownership interest sold	85.00%
Assets leased to others
Lessor, Lease, Description [Line Items]
Cost		834
Accumulated Depreciation		$ 301
Northern Courier pipeline | Liquids Pipelines
Lessor, Lease, Description [Line Items]
Ownership interest percentage	15.00%	15.00%